Loans and Allowance for Credit Losses - Summary of Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Nonperforming Assets [Member]	Dec. 31, 2011 Nonperforming Assets [Member]	Dec. 31, 2010 Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming Assets [Member]	Dec. 31, 2008 Nonperforming Assets [Member]	Dec. 31, 2012 Commercial And Commercial Real Estate Loans [Member]	Dec. 31, 2012 Credit Card Other Retail And Residential Mortgages [Member]	Dec. 31, 2012 Covered Assets [Member]	Dec. 31, 2012 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2011 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2010 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2008 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2012 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2011 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2010 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2008 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]
Commercial
Commercial	$ 60,742	$ 50,734	$ 107	$ 280	$ 519	$ 866	$ 290
Lease financing	5,481	5,914	16	32	78	125	102
Total commercial	66,223	56,648	123	312	597	991	392
Commercial Real Estate
Commercial mortgages	31,005	29,664	308	354	545	581	294
Construction and development	5,948	6,187	238	545	748	1,192	780
Total commercial real estate	36,953	35,851	546	899	1,293	1,773	1,074
Residential Mortgages (b)	32,648	28,669	661	650	636	467	210
Credit Card	17,115	17,360	146	224	228	142	67
Other Retail
Retail leasing	5,419	5,118	1
Other			216	67	65	62	25
Total other retail	47,712	48,107	217	67	65	62	25
Total loans, excluding covered loans	212,021	195,048	1,693	2,152	2,819	3,435	1,768
Covered Loans	11,308	14,787	386	926	1,244	1,350	369
Total nonperforming loans	223,329	209,835	2,079	3,078	4,063	4,785	2,137
Other Real Estate (c)(d)			381	404	511	437	190
Covered Other Real Estate (d)			197	274	453	653	274
Other Assets			14	18	21	32	23
Total nonperforming assets	2,671		2,671	3,774	5,048	5,907	2,624	780	1,308	583
Total nonperforming assets, excluding covered assets			2,088	2,574	3,351	3,904	1,981
Accruing loans 90 days or more past due (b)											660	843	1,094	1,525	967	1,323	1,753	2,184	2,309	1,554
Nonperforming loans to total loans											0.80%	1.10%	1.57%	1.99%	1.02%	0.93%	1.47%	2.06%	2.46%	1.16%
Nonperforming assets to total loans plus other real estate (c)											0.98%	1.32%	1.87%	2.25%	1.14%	1.19%	1.79%	2.55%	3.02%	1.42%
Balance December 31, 2011	3,774		2,671	3,774	5,048	5,907	2,624	1,475	1,099	1,200
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	2,334							864	1,203	267
Advances on loans	46							46
Total additions	2,380							910	1,203	267
Reductions in nonperforming assets
Paydowns, payoffs	(1,610)							(711)	(301)	(598)
Net sales	(716)							(344)	(135)	(237)
Return to performing status	(216)							(43)	(137)	(36)
Charge-offs (e)	(941)							(507)	(421)	(13)
Total reductions	(3,483)							(1,605)	(994)	(884)
Net additions to (reductions in) nonperforming assets	(1,103)							(695)	209	(617)
Balance December 31, 2012	$ 2,671		$ 2,671	$ 3,774	$ 5,048	$ 5,907	$ 2,624	$ 780	$ 1,308	$ 583